RENTAL EXPENSE AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
RENTAL EXPENSE AND LEASE COMMITMENTS
Operating lease commitments

($ in millions)

	2018	2019	2020	2021	2022	Beyond 2022
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,614	$1,453	$1,143	$829	$633	$896
Vacant space	$32	$21	$15	$11	$7	$2
Sublease income commitments	$13	$7	$4	$2	$2	$—
Capital lease commitments	$3	$2	$2	$2	$1	$—

Capital lease commitments

($ in millions)

	2018	2019	2020	2021	2022	Beyond 2022
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,614	$1,453	$1,143	$829	$633	$896
Vacant space	$32	$21	$15	$11	$7	$2
Sublease income commitments	$13	$7	$4	$2	$2	$—
Capital lease commitments	$3	$2	$2	$2	$1	$—